Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit) (Tables) [Abstract]
Components of income tax expense

	Year ended December 31,
(in millions)	2011	2010	2009
Current:
Federal	$3,352	1,425	(3,952)
State and local	468	548	(334)
Foreign	52	78	164
Total current	3,872	2,051	(4,122)
Deferred:
Federal	3,088	4,060	8,709
State and local	471	211	794
Foreign	14	16	(50)
Total deferred	3,573	4,287	9,453
Total	$7,445	6,338	5,331

Schedule of net deferred tax asset (liability)

	December 31,
(in millions)	2011	2010
Deferred tax assets
Allowance for loan losses	$6,955	8,157
Deferred compensation
and employee benefits	4,115	3,473
Accrued expenses	1,598	1,989
PCI loans	3,851	4,933
Basis difference in investments	2,104	2,598
Net operating loss and tax
credit carry forwards	1,701	1,514
Other	402	1,891
Total deferred tax assets	20,726	24,555
Deferred tax assets valuation allowance	(918)	(711)

Deferred tax liabilities
Mortgage servicing rights	(7,388)	(8,020)
Leasing	(4,344)	(3,703)
Mark to market, net	(4,027)	(5,161)
Intangible assets	(2,608)	(3,322)
Net unrealized gains on
securities available for sale	(2,619)	(3,243)
Other	(3,736)	(2,875)
Total deferred tax liabilities	(24,722)	(26,324)
Net deferred tax
asset (liability)	$(4,914)	(2,480)

Effective income tax expense and rate

	December 31,
	2011		2010		2009
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$8,160	35.0%	$6,545	35.0%	$6,162	35.0%
Change in tax rate resulting from:
State and local taxes on income, net of
federal income tax benefit	730	3.1	586	3.1	468	2.7
Tax-exempt interest	(334)	(1.4)	(283)	(1.5)	(260)	(1.5)
Excludable dividends	(247)	(1.1)	(258)	(1.3)	(253)	(1.4)
Tax credits	(735)	(3.2)	(577)	(3.1)	(533)	(3.0)
Life insurance	(222)	(1.0)	(223)	(1.2)	(257)	(1.5)
Leveraged lease tax expense	272	1.2	461	2.5	400	2.3
Other (1)	(179)	(0.7)	87	0.4	(396)	(2.3)
Effective income tax expense and rate	$7,445	31.9%	$6,338	33.9%	$5,331	30.3%

(1)       Includes other deductible dividends of $(57) million for 2011, $(33) million for 2010, and $(29) million for 2009.

Change in unrecognized tax benefits

	Year ended
	December 31,
(in millions)	2011	2010
Balance at beginning of year	$5,500	4,921
Additions:
For tax positions related to the current year	279	579
For tax positions related to prior years	255	301
Reductions:
For tax positions related to prior years	(358)	(111)
Lapse of statute of limitations	(75)	(148)
Settlements with tax authorities	(596)	(42)
Balance at end of year	$5,005	5,500